March 14, 2008

Supplement to Prospectus dated May 1, 2007

LKCM FUNDS

LKCM Aquinas Small Cap Fund
LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund
LKCM Aquinas Fixed Income Fund

301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
1-800-423-6369

www.aquinasfunds.com

Effective March 17, 2008, the minimum account requirement for the LKCM Aquinas Small Cap Fund, LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund, and LKCM Aquinas Fixed Income Fund (each, a “Fund”, and collectively, the “Funds”) will be reduced to $2,000.  The Prospectus and Statement of Additional Information for the Funds are hereby amended as follows:

The following information supersedes and replaces any contrary information set forth in the first sentence of the section of the Prospectus entitled “Purchase of Shares – Initial Investments – By Mail” located on page 13 of the Prospectus:

By Mail. You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds.

The following information supersedes and replaces any contrary information set forth in the first sentence of the section of the Prospectus entitled “Purchase of Shares – Initial Investments – By Wire” located on page 14 of the Prospectus:

By Wire.  You may purchase shares of a Fund by wiring federal funds ($2,000 minimum).

The following information supersedes and replaces any contrary information set forth in the first sentence of the section of the Prospectus entitled “Purchase of Shares – Automatic Investment Program” located on page 14 of the Prospectus:

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.

The following information supersedes and replaces any contrary information set forth in the first sentence of the section of the Statement of Additional Information entitled “Purchase and Pricing of Shares – Purchase of Shares – Automatic Investment Program” located on page B-32 of the Statement of Additional Information:

Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.